Equity (Tables)	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Capital (Number of Shares)
	Number of shares
	6/30/2026		6/30/2025
Cresud	35,138,225	34.2%	35,138,225	34.2%
Charles River Capital	9,651,606	9.4%	9,428,001	9.2%
Elie Horn	6,098,269	5.9%	6,072,969	5.9%
Kopernik	6,993,800	6.8%	-	-
Officers	1,222,274	1.2%	1,174,774	1.1%
Treasury	3,067,987	3.0%	3,067,987	3.0%
Other	40,511,283	39.5%	47,801,488	46.6%
Total shares of paid-up capital	102,683,444	100%	102,683,444	100%
Total outstanding shares	63,254,958		63,302,458

Schedule of Capital Increase and Equity Increase
	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Share issue premium		(33,566)
Return of shares – Acquisition of Agrifirma		35,798
		2,232

Schedule of Dividends
	2026	2025
Net income (loss) for the year	(90,009)	138,019
(-) Appropriation to legal reserve (5% of net income)	-	(6,901)
Adjusted net income (loss)	(90,009)	131,118

(-) Minimum mandatory dividends - 25% of adjusted net income	-	(32,780)
(-) Proposed additional dividends	-	(42,220)
Dividends proposed on net income	-	(75,000)

(-) Absorption of loss for the year by the reserve (Art. 189, sole paragraph)	(90,009)	-
(-) Proposed dividends from the Investment and Expansion Reserve (art. 201)	(30,000)	-
Total dividends	(30,000)	(75,000)
Constitution (reduction) of reserve for investments and expansion	(120,009)	56,118

Total paid-in capital (per thousand shares)	102,683	102,683
(-) Treasury shares (per thousand shares)	(3,068)	(3,068)
(=) Free float (per thousand shares)	99,615	99,615

Dividend per share (R$)	(0.30)	(0.75)

Schedule of Changes in Treasury Shares
Treasury shares	Number of shares	Amount (R$)
At June 30, 2024	3,067,987	43,648
At June 30, 2025	3,067,987	43,648
At June 30, 2026	3,067,987	43,648